OTHER PAYABLES AND ACCRUED EXPENSES (Tables)	12 Months Ended
Sep. 30, 2021
OTHER PAYABLES AND ACCRUED EXPENSES
Schedule of Accounts Payable and Accrued Liabilities

Other payables and accrued expenses consist of:

	September 30,
	2020	2021
	RMB	RMB
Payable for purchase of plant and equipment	28,591	9,169
Salaries and bonus payable	5,778	4,724
Accrued interest	3,849	12,102
Other taxes payable	1,803	2,407
Deposits from others	13,225	2,434
Deferred government subsidies	1,693	1,039
Payable for penalty	6,968	12,812
Others	6,097	10,683
	68,004	55,374